INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) $ in Millions	Jun. 30, 2020 USD ($) year	Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 96,887	$ 96,686
Core office | United States
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.00%
Investment properties	$ 15,275
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.70%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	12
Core office | Canada
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.90%
Investment properties	$ 4,676
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.20%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Core office | Australia
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.50%
Investment properties	$ 2,370
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.80%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Core office | Europe
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.10%
Investment properties	$ 2,852
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	4.00%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Core office | Brazil
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.90%
Investment properties	$ 269
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.40%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Core retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.90%
Investment properties	$ 21,253
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.40%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
LP investments office
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	9.70%
Investment properties	$ 8,367
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.30%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	7
LP investments retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	8.60%
Investment properties	$ 2,832
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.00%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Logistics
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.80%
Investment properties	$ 136
Multifamily [Member]
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.00%
Investment properties	$ 2,776
Triple net lease
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.20%
Investment properties	$ 4,426
Self-storage
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.60%
Investment properties	$ 1,020
Student housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.90%
Investment properties	$ 2,564
Manufactured housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.50%
Investment properties	$ 2,517
Mixed-use
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.30%
Investment properties	$ 2,748
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.20%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | year	10
Directly-held real estate properties [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 21,509
Other investment properties
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	8.90%
Investment properties	$ 1,297